S000069536 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares ESG Select Screened S&P Small-Cap ETF | iShares ESG Select Screened S&P Small-Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	4.60%	9.61%	16.40%	(17.44%)	25.29%